Note 5 - Transactions with Related Parties (Details)	6 Months Ended			3 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended															6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Oct. 16, 2013 Central Mare [Member] Per Day Per Vessel [Member] USD ($)	Jun. 30, 2013 Central Mare [Member] Per Day Per Vessel [Member] USD ($)	Oct. 16, 2013 Central Mare [Member] Per Month [Member] USD ($)	Jun. 30, 2014 Central Mare [Member] Freight, Hire, and Demurrage Revenues [Member]	Jun. 30, 2014 Central Mare [Member] Commissions on Sale of Vessels [Member]	Jun. 30, 2014 Central Mare [Member] Derivative Agreements and Loan Financing [Member]	Jun. 30, 2014 Central Mare [Member] Successive One Year Terms [Member] Chief Executive Officer [Member]	Jun. 30, 2014 Central Mare [Member] Successive One Year Terms [Member] Executive Vice President [Member]	Jun. 30, 2014 Central Mare [Member] Successive One Year Terms [Member] Chief Financial Officer [Member]	Jun. 30, 2014 Central Mare [Member] Successive One Year Terms [Member] Chief Technical Officer [Member]	Jun. 30, 2014 Central Mare [Member] USD ($)	Jun. 30, 2014 CMS [Member] Commissions on Sale of Vessels [Member] USD ($)	Jun. 30, 2014 CMS [Member] Supervision Fee [Member] USD ($)	Jun. 30, 2014 CMS [Member] Financing Fees [Member] USD ($)	Jun. 30, 2014 CMS [Member] Management Fee [Member] USD ($)	Jun. 30, 2014 CMS [Member] Prepaid Executive Officer Fees [Member] USD ($)	Jun. 30, 2014 CMS [Member] Prepaid Administrative Expenses [Member] USD ($)	Jun. 30, 2014 CMS [Member] USD ($)	Jun. 30, 2014 Central Shipping Monaco SAM [Member] Freight, Hire, and Demurrage Revenues [Member]	Jun. 30, 2014 Central Shipping Monaco SAM [Member] Commissions on Sale of Vessels [Member]	Jun. 30, 2014 Central Shipping Monaco SAM [Member] Derivative Agreements and Loan Financing [Member]	Jun. 30, 2014 Central Shipping Monaco SAM [Member] Commercial [Member] USD ($)	Jun. 30, 2014 Central Shipping Monaco SAM [Member] USD ($)	Jun. 30, 2014 Central Mare [Member] EUR (€)	Jun. 30, 2014 Chief Executive Officer [Member]
Note 5 - Transactions with Related Parties (Details) [Line Items]
Management Fees Related Parties	$ 43,000	$ 302,000		$ 258	$ 250
Management Fees Third Parties						15,000
Related Party Chartering Commission Percentage							1.25%		0.20%													1.25%		0.20%
Related Party Sale Or Purchase Commission Percentage								1.00%															1.00%
New building Supervision Fee Related Parties														596,000													437,000
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																												7,142
Related Party Transaction Term										1 year	1 year	1 year	1 year													5 years
Due from Related Parties, Current	239,000													239,000
Due from Related Parties																			125,000	114,000
Management Fees Per Vessel Per Day																									300	550
Superintendent Visits Per Day																										500
Supervision Services Fee Percentage																										7.00%
Due to Related Parties, Current	597,000		807,000																		597,000
Due to Related Parties															$ 383,000	$ 166,000	$ 40,000	$ 8,000